Other Liabilities - Disclosure of Other Liabilities (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016
Miscellaneous liabilities [abstract]
Termination payment plans	$ 15,740,729	$ 28,273,858
Total	15,740,729	28,273,858
Termination payment plans	21,351,249	22,559,784
Dividends with minority shareholders	7,948,017	6,134,322
Others	2,617,592	628,162
Total	$ 31,916,858	$ 29,322,268